OTHER EXPENSE - Other Expense (Income) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other expense [Abstract]
Bank charges	$ 0	$ 4	$ 2	$ 6
Litigation	3	6	7	7
Porgera care and maintenance costs	14	15	27	26
Buzwagi supplies obsolescense	0	0	2	0
Other	10	4	18	11
Total other expense	27	29	56	50
Other income [Abstract]
Gain on sale of non-current assets	(20)	(7)	(22)	(10)
Loss (gain) on non-hedge derivatives	0	2	(7)	1
Loss on warrant investments at fair value through profit or loss ("FVPL")	(2)	5	(4)	10
Insurance proceeds related to NGM	0	0	(22)	0
Interest income on other assets	(3)	(3)	(7)	(6)
Other	0	0	(3)	0
Total other income	(25)	(3)	(65)	(5)
Total	$ 2	$ 26	$ (9)	$ 45